Income Taxes - Components of income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Current tax expense (recovery)
Recognized in profit or loss in current year	$ 59,056	$ 66,345
Change in current tax expense estimated for prior years	(5,155)	(3,468)
Current tax expense (income) and adjustments for current tax of prior periods	53,901	62,877
Deferred tax expense (recovery)
Deferred tax recovery recognized in the current year	(13,256)	(898)
Adjustments recognized in the current year with respect to prior years	(1,098)	(1,539)
Increase in deferred tax liabilities due to tax impact of reversals of mineral properties, plant, and equipment impairments (Note 11, 12)	0	17,770
Recognition of previously unrecognized deferred tax assets	(6,140)	(10,275)
Benefit from previously unrecognized losses, and other temporary differences	(3,600)	(6,487)
Decrease in deferred tax liabilities due to tax impact of NRV charge to inventory	(8,660)	(2,414)
Deferred tax expense	(32,754)	(3,843)
Income taxes expense	$ 21,147	$ 59,034